Offerings	Jun. 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2036
Amount Registered	600,000,000
Proposed Maximum Offering Price per Unit	0.99576
Maximum Aggregate Offering Price	$ 597,456,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,508.67
Offering Note	1 Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Notes due 2056
Amount Registered	1,400,000,000
Proposed Maximum Offering Price per Unit	0.99693
Maximum Aggregate Offering Price	$ 1,395,702,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 192,746.45
Offering Note	1 Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.